Total revenues and other income - Summary of upfront payments recognized (Details) € in Thousands, $ in Thousands		12 Months Ended
	Dec. 16, 2015 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income		€ 149,801		€ 219,892	€ 285,612
Non-current deferred income				97,348	214,785
Recognition of non-refundable upfront payments and license fees		196,487		71,971	30,257
Collaboration Agreement For Filgotinib [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income				214,000	285,300
Non-current deferred income				93,500	214,800
Recognition of non-refundable upfront payments and license fees [member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income				219,343
Recognition of non-refundable upfront payments and license fees				71,971	30,257
Gilead Sciences, Inc
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront and license fees received | $	$ 300,000
Gilead Sciences, Inc | Collaboration Agreement For Filgotinib [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income		€ 131,270		187,449	249,937
Upfront and license fees received			$ 300,000	275,558
Recognition of non-refundable upfront payments and license fees				62,488	25,621
Gilead Sciences, Inc | Second Collaboration Agreement For Filgotinib [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income				26,532
Upfront and license fees received				39,003
Recognition of non-refundable upfront payments and license fees				8,845	3,626
ThromboGenics | License Agreement For Integrin Antagonists [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront and license fees received				1,000
Recognition of non-refundable upfront payments and license fees					1,000
Sirion Biotech | License Agreement For RNA Interference Technologies [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Upfront and license fees received				10
Recognition of non-refundable upfront payments and license fees					€ 10
Servier
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Recognition of non-refundable upfront payments and license fees				600
Servier | Collaboration Agreement For Osteoarthritis [Member]
IFRS Collaborative Arrangements And Noncollaborative Arrangement Transactions [Line Items]
Deferred income				5,362
Upfront and license fees received				6,000
Recognition of non-refundable upfront payments and license fees				€ 638